Snow Capital Long/Short Opportunity Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares		Value
COMMON STOCKS - 86.07%
Aerospace & Defense - 1.44%
General Dynamics Corp.	8,120		$1,212,722
Air Freight & Logistics - 1.49%
FedEx Corp. (a)	4,370		1,252,355
Airlines - 0.59%
JetBlue Airways Corp. (b)	33,010		498,121
Banks - 11.05%
Bank of America Corp. (a)(c)	85,920		2,419,507
JPMorgan Chase & Co. (a)(c)	22,560		2,659,374
Truist Financial Corp.	40,050		1,859,121
Umpqua Holdings Corp.	108,378		1,505,370
Wells Fargo & Co.	30,570		836,090
			9,279,462
Biotechnology - 3.34%
Amgen, Inc. (c)	6,975		1,548,728
Biogen, Inc. (b)(c)	5,234		1,257,050
			2,805,778
Capital Markets - 2.02%
The Goldman Sachs Group, Inc.	7,340		1,692,457
Communications Equipment - 0.92%
Cisco Systems, Inc.	17,983		773,629
Construction & Engineering - 1.10%
Granite Construction, Inc.	37,665		927,312
Consumer Finance - 2.05%
American Express Co. (a)	14,505		1,720,148
Containers & Packaging - 1.37%
International Paper Co. (c)	23,225		1,149,173
Diversified Telecommunication Services - 2.60%
CenturyLink, Inc.	208,885		2,182,848
Electric Utilities - 0.47%
Exelon Corp.	9,591		393,902
Electrical Equipment - 1.72%
nVent Electric PLC	62,660		1,441,180
Electronic Equipment, Instruments & Components - 1.62%
Vishay Intertechnology, Inc.	70,500		1,364,880
Entertainment - 0.71%
The Walt Disney Co.	4,000		592,040
Food Products - 2.02%
Tyson Foods, Inc. - Class A	25,970		1,693,244
Health Care Providers & Services - 2.99%
Centene Corp. (b)	27,380		1,687,977
Laboratory Corp. of America Holdings (a)(b)	4,100		819,344
			2,507,321
Hotels, Restaurants & Leisure - 2.77%
Las Vegas Sands Corp.	24,650		1,373,252
Norwegian Cruise Line Holdings Ltd. (b)(d)	41,620		951,849
			2,325,101
Household Durables - 3.39%
Mohawk Industries, Inc. (b)	6,590		829,220
PulteGroup, Inc. (a)(c)	46,240		2,017,451
			2,846,671
Insurance - 8.10%
Argo Group International Holdings Ltd. (d)	22,520		882,559
CNO Financial Group, Inc.	49,570		1,054,850
Hartford Financial Services Group, Inc.	47,280		2,089,775
MetLife, Inc. (c)	38,435		1,774,544
The Travelers Companies, Inc.	7,680		995,712
			6,797,440
Machinery - 1.43%
Caterpillar, Inc. (a)	6,895		1,196,903
Media - 2.03%
The Interpublic Group of Cos., Inc.	76,500		1,704,420
Metals & Mining - 3.93%
B2Gold Corp. (d)	72,100		402,318
Commercial Metals Co.	90,500		1,801,855
Rio Tinto PLC - ADR	16,800		1,091,496
			3,295,669
Multiline Retail - 2.53%
Kohl's Corp.	65,950		2,123,590
Oil, Gas & Consumable Fuels - 9.49%
BP PLC - ADR	41,968		820,894
Cimarex Energy Co.	40,890		1,469,996
Marathon Petroleum Corp. (c)	44,760		1,740,268
Pioneer Natural Resources Co.	12,860		1,293,459
Suncor Energy, Inc. (d)	95,140		1,530,803
Valero Energy Corp.	20,670		1,111,426
			7,966,846
Pharmaceuticals - 2.09%
AbbVie, Inc. (c)	16,744		1,751,088
Technology Hardware, Storage & Peripherals - 4.98%
NCR Corp. (a)(b)	84,450		2,336,731
NetApp, Inc.	34,596		1,844,313
			4,181,044
Textiles, Apparel & Luxury Goods - 6.16%
PVH Corp.	29,466		2,342,252
Tapestry, Inc.	99,810		2,826,619
			5,168,871
Trading Companies & Distributors - 1.67%
WESCO International, Inc. (b)	21,510		1,402,882
TOTAL COMMON STOCKS (Cost $67,938,661)			72,247,097

PURCHASED OPTIONS - 0.00%	Contracts	Notional Value
Exchange Traded Put Options - 0.00%
SPDR S&P 500 ETF Trust
Expiration: December, 2020, Exercise Price: $300.000	50	$ 1,810,300	1,150
TOTAL PURCHASED OPTIONS (Cost $93,616)			1,150

EXCHANGE TRADED FUNDS - 0.94%	Shares
VanEck Vectors Junior Gold Miners ETF	15,800		790,474
TOTAL EXCHANGE TRADED FUNDS (Cost $591,879)			790,474

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.25%
Mortage Real Estate Investment Trusts (REITS) - 1.25%
Annaly Capital Management, Inc.	131,380		1,051,040
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $829,292)			1,051,040

MONEY MARKET FUND - 12.47%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.010% (e)	10,472,329		10,472,329
TOTAL MONEY MARKET FUND (Cost $10,472,329)			10,472,329

Total Investments (Cost $79,925,777) - 100.73%			84,562,090
Liabilities in Excess of Other Assets - (0.73)%			(614,798)
TOTAL NET ASSETS - 100.00%			$83,947,292

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security may be subject to call options written.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short.
(d)	Foreign issued security.
(e)	Seven day yield as of November 30, 2020.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited Liability Company.
PLC	Public Limited Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Options Written
November 30, 2020 (Unaudited)

	Contracts	Notional Value	Value
EXCHANGED TRADED CALL OPTIONS
American Express Co.
Expiration: March, 2021, Exercise Price: $120.00	(33)	$(391,347)	$(28,215)
Bank of America Corp.
Expiration: January, 2021, Exercise Price: $29.00	(137)	(385,792)	(11,919)
Caterpillar, Inc.
Expiration: March, 2021, Exercise Price: $170.00	(23)	(399,257)	(30,360)
FedEx Corp.
Expiration: April, 2021, Exercise Price: $280.00	(16)	(458,528)	(49,680)
Invesco QQQ Trust Series 1
Expiration: January, 2021, Exercise Price: $265.00	(36)	(1,078,632)	(128,376)
JPMorgan Chase & Co.
Expiration: January, 2021, Exercise Price: $110.00	(36)	(424,368)	(36,000)
Laboratory Corp. of America Holdings
Expiration: February, 2021, Exercise Price: $210.00	(41)	(819,344)	(28,700)
NCR Corp.
Expiration: April, 2021, Exercise Price: $29.00	(36)	(99,612)	(9,540)
PulteGroup, Inc.
Expiration: April, 2021, Exercise Price: $50.00	(306)	(1,335,078)	(62,730)
Tapestry, Inc.
Expiration: February, 2021, Exercise Price: $22.50	(170)	(481,440)	(112,710)
VanEck Vectors Junior Gold Miners ETF
Expiration: January, 2021, Exercise Price: $60.00	(100)	(500,300)	(5,700)
			(503,930)
EXCHANGED TRADED PUT OPTIONS
American Express Co.
Expiration: January, 2021, Exercise Price: $90.00	(45)	(533,655)	(1,845)
AMGEN, Inc.
Expiration: June, 2021, Exercise Price: $210.00	(21)	(466,284)	(31,185)
Biogen, Inc.
Expiration: December, 2020, Exercise Price: $220.00	(18)	(432,306)	(3,420)
Expiration: June, 2021, Exercise Price: $210.00	(20)	(480,340)	(39,900)
Centene Corp.
Expiration: June, 2021, Exercise Price: $60.00	(72)	(443,880)	(40,608)
Granite Construction, Inc.
Expiration: March, 2021, Exercise Price: $15.00	(255)	(627,810)	(22,950)
Kohl's Corp.
Expiration: January, 2021, Exercise Price: $17.50	(230)	(740,600)	(460)
Laboratory Corp. of America Holdings
Expiration: February, 2021, Exercise Price: $160.00	(25)	(499,600)	(4,688)
Mohawk Industries, Inc.
Expiration: January, 2021, Exercise Price: $80.00	(60)	(754,980)	(1,050)
NetApp, Inc.
Expiration: March, 2021, Exercise Price: $40.00	(101)	(538,431)	(10,201)
Norwegian Cruise Line Holdings Ltd.
Expiration: March, 2021, Exercise Price: $15.00	(270)	(617,490)	(25,110)
The Goldman Sachs Group, Inc.
Expiration: January, 2021, Exercise Price: $165.00	(25)	(576,450)	(1,150)
Zimmer Biomet Holdings, Inc.
Expiration: December, 2020, Exercise Price: $100.00	(40)	(596,480)	(400)
			(182,967)
Total Options Written (Premiums received $988,535)			$(686,897)

Snow Capital Long/Short Opportunity Fund
Schedule of Securities Sold Short
November 30, 2020 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (8.53)%
EXCHANGE TRADED FUNDS - (8.53)%
iShares Russell 1000 Value ETF	(27,270)	$(3,610,548)
iShares Russell 2000 ETF	(9,440)	(1,708,829)
SPDR S&P 500 ETF Trust	(5,080)	(1,839,265)

TOTAL EXCHANGE TRADED FUNDS (Proceeds: $5,718,974)		(7,158,642)

Total for Shares Sold Short (Proceeds: $5,718,974)		$(7,158,642)

Snow Capital Long/Short Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$1,150	Options written, at value	(686,897)

Total		$1,150		$(686,897)

The effect of derivative instruments on the income for the period ended November 30, 2020 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$203,587	$925,433	$1,129,020
Total	$203,587	$925,433	$1,129,020

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(377,855)	$553,507	$175,652
Total	$(377,855)	$553,507	$175,652

Snow Capital Long/Short Opportunity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (1)	$72,247,097	$-	$-	$72,247,097
Purchased Options	1,150		-	1,150
Exchange-Traded Funds	790,474	-	-	$790,474
Real Estate Investment Trusts	1,051,040	-	-	1,051,040
Money Market Funds	10,472,329	-	-	10,472,329
Total Assets	$84,562,090	$-	$-	$84,562,090
Liabilities:
Securities Sold Short (2)	$(7,158,642)	$-	$-	$(7,158,642)
Written Options	$(618,309)	$(68,588)	$-	$(686,897)
Total Liabilities	$(7,776,951)	$(68,588)	$-	$(7,845,539)

(1) See the Schedules of Investments for industry classifications.
(2) See the Schedule of Securities Sold Short for industry classifications.